UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: August 13, 2013 to September 12, 2013

Commission File Number of issuing entity: 333-166711-03

Citigroup Commercial Mortgage Trust 2013-GCJ11

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-166711

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Jefferies LoanCore LLC

Goldman Sachs Mortgage Company

Citigroup Global Markets Realty Corp.

Archetype Mortgage Funding I LLC

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

46-6747620

46-6750088

(I.R.S. Employer Identification No.)

c/o Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

EXPLANATORY NOTE

This distribution report on Form 10-D/A amends and restates in its entirety the distribution report on Form 10-D and Exhibit 99.1 of Citigroup Commercial Mortgage Trust 2013-GCJ11 filed with the Securities and Exchange Commission on September 27, 2013. The purpose of this Amendment No. 1 is to correct the Current Credit Support numbers reported on page 5 of Exhibit 99.1. See Exhibit 99.1 to this distribution report on Form 10-D/A for the corrected numbers.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 12, 2013, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2013-GCJ11.

The revised distribution report is attached as Exhibit 99.1 to this Form 10-D/A.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2013-GCJ11 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from August 13, 2013 to September 12, 2013.

The Depositor most recently filed a Form ABS-15G on February 14, 2013. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. (“CGMR”), one of the sponsors, most recently filed a Form ABS-15G on February 14, 2013. The CIK number of CGMR is 0001541001.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Form ABS-15G on August 14, 2013. The CIK number of GSMC is 0001541502.

Jefferies LoanCore LLC (“JLC”), one of the sponsors, most recently filed a Form ABS-15G on February 13, 2013. The CIK number of JLC is 0001555524.

Archetype Mortgage Capital LLC, the direct parent of Archetype Mortgage Funding I LLC, one of the sponsors, most recently filed a form ABS-15G on February 8, 2013. The CIK number of Archetype Mortgage Capital LLC is 0001548405.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

No mortgage loan in the Pool Assets for Citigroup Commercial Mortgage Trust 2013-GCJ11 constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB.

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Revised monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2013-GCJ11, relating to the September 12, 2013 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Vice President

Date: November 27, 2013

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Revised monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2013-GCJ11, relating to the September 12, 2013 distribution.